Long-term debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-term debt
Long-term debt

	Current liabilities		Non-current liabilities
	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	788	496	3,588	2,693
Others	54	9	252	52
Fixed Rate Notes
US dollars	—	410	11,378	10,073
EUR	—	—	944	970
Accrued charges	254	221	—	—
	1,096	1,136	16,162	13,788
Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M)	321	247	4,895	5,245
Non-convertible debentures	—	—	2,375	2,505
US dollars denominated	—	—	—	—
Accrued charges	85	112	—	—
	406	359	7,270	7,750
Total	1,502	1,495	23,432	21,538

Maturities of Long-term Debt

2013	2,544
2014	1,237
2015	994
2016	1,650
2017 and after	17,007
23,432

Annual interest rates on long-term debt

Up to 3%	4,979
3.1% to 5% (*)	4,551
5.1% to 7%	8,780
7.1% to 9% (**)	4,991
9.1% to 11% (**)	1,105
Over 11% (**)	529
24,935

(*) Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.

(**) Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 5,879 of which US$ 4,698 has an original interest rate above 7.1% per year. The average cost after taking into account the derivative transactions is 2.86% per year in US dollars.

Non-convertible debentures in Brazilian Reais denominated

	Quantity as of June 30, 2012				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	June 30, 2012	December 31, 2011
					(unaudited)
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,030	2,167
Tranche “B” - Salobo	5	5	No date	6.5% p.a + IGP-DI	364	364
					2,394	2,531

Long-term portion					2,375	2,505
Accrued charges					19	26
					2,394	2,531

Indexation rates applied to debt

	Three-month period ended			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
TJLP - Long-Term Interest Rate (effective rate)	1.5	1.5	1.5	3.0	3.0
IGP-M - General Price Index - Market	2.6	0.6	0.7	3.2	3.1
Appreciation (devaluation) of Real against US dollar	(8.6)	2.0	4.2	(6.6)	6.5